Auditor's Fee	12 Months Ended
Dec. 31, 2022
Auditors' Fee
Auditors' Fee

Note 6 Auditors’ Fee

	Year Ended December 31,
	2022	2021	2020
EY
Audit services	13,369	6,235	4,449
Other audit activities	3,370	2,105	3,774
Tax advice	—	73	—
Total	16,739	8,413	8,223

KPMG
Audit services	—	472	102
Other audit activities	—	1,178	2,552
Total	—	1,650	2,654

Other auditors
Audit services	—	471	102
Other audit activities	—	79	—
Total	—	550	102

Total Audit Fee	16,739	10,613	10,979

Audit services relate to the statutory audit of the financial statements and the accounts, as well as the management of the Board of Directors and the CEO. This includes other responsibilities that it is incumbent upon the company’s auditor to perform including providing advice or any other assistance that may result from observations in such review or the conduct of such other responsibilities.

Other audit activities are those services in accordance with a special agreement on financial statements.